UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02474

MIDAS PERPETUAL PORTFOLIO, INC.

(Exact name of registrant as specified in charter)

11 Hanover Square
New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.

Midas Perpetual Portfolio, Inc.

11 Hanover Square

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

Item 1. Schedule of Investments

Midas Perpetual Portfolio, Inc.

Schedule of Portfolio Investments

March 31, 2009

(Unaudited)

Shares	Gold (19.74%)	Value
	Exchange Traded Fund
14,360	SPDR Gold Trust (cost: $1,243,685) (a)	$ 1,296,421

	Silver (4.96%)
	Exchange Traded Fund
25,464	iShares Silver Trust (cost: $287,208) (a)	325,685

Principal
Amount (b)	Swiss Franc Assets (10.24%)
	Debt Securities
CHF 725,000	Switzerland Government 2.50% Notes, due 3/12/16 (cost: $665,576)	672,412

Shares	Hard Asset Securities (15.36%)
	Copper Ores (1.21%)
4,576	Southern Copper Corp.	79,714

	Crude Petroleum & Natural Gas (1.03%)
1,219	Occidental Petroluem Corp.	67,837

	Gold Ores (2.22%)
2,051	Barrick Gold Corp.	66,493
2,385	Goldcorp Inc.	79,468
		145,961

	Industrial Gases (1.26%)
1,231	Praxair, Inc.	82,834

	Metal Mining (1.17%)
1,716	BHP Billiton Ltd. ADR	76,534

	Petroleum Refining (1.79%)
1,408	ConocoPhillips	55,137
915	Exxon Mobil Corp.	62,312
		117,449

	Plastic Materials, Resins & Nonvulcanelastomers (0.99%)
2,907	E.I. du Pont De Nemours and Company	64,913

	Potash, Soda, & Borate Minerals (1.23%)
996	Potash Corporation of Saskatchewan Inc.	80,487

	Real Estate Investment Trusts (2.48%)
1,213	Federal Realty Investment Trust	55,798
1,778	Health Care REIT, Inc.	54,389
958	Public Storage	52,929
		163,116

	Soybean Oil Mills (1.07%)
2,525	Archer-Daniels-Midland Company	70,145

	Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) (0.91%)
1,558	Nucor Corp.	59,469

	Total hard asset securities (cost: $1,107,847)	1,008,459

	Large Capitalization Growth Stocks (15.12%)
	Communications Equipment (1.42%)
5,559	Cisco Systems, Inc. (a)	93,224

	Electronic Computers (1.68%)
1,051	Apple Inc. (a)	110,481

	Fire, Marine & Casualty Insurance (1.29%)
30	Berkshire Hathaway Inc. Class B (a)	84,600

	Information Retrieval Services (1.56%)
294	Google Inc. (a)	102,330

	Life Insurance (1.48%)
1,971	China Life Insurance Company Ltd. ADR	97,052

	Oil & Gas Field Services (1.34%)
2,158	Schlumberger Ltd.	87,658

	Pharmaceutical Preparations (1.21%)
2,851	Sanofi-Aventis ADR	79,628

	Services-Prepackaged Software (2.71%)
4,667	Microsoft Corp.	85,733
5,096	Oracle Corp.	92,085
		177,818

	Telephone Communications (2.43%)
1,799	China Mobile Ltd. ADR	78,292
1,359	Telefonica, S.A. ADR	81,024
		159,316

	Total large capitalization growth stocks (cost: $1,007,211)	992,107

Principal
Amount	Dollar Assets (29.04%)
	U.S. Government Agency Obligations (28.93%)
$ 1,900,000	Freddie Mac Discount Note, 0.10%, due 5/06/09 (c)	1,899,810

Shares	Money Market Fund (0.11%)
7,543	SSgA Money Market Fund, 0.35% (d)	7,543

	Total dollar assets (cost: $1,907,353)	1,907,353

	Total investments (cost: $6,218,880) (94.46%)	6,202,437

	Other assets in excess of liabilities (5.54%)	363,627

	Net assets (100.00%)	$ 6,566,064

(a) Non-income producing.
(b) Principal amount denominated in Swiss Francs (CHF).
(c) Rate represents the discount rate at the date of purchase.
(d) Rate represents the 7-day annualized yield at March 31, 2009.

ADR means "American Depositary Receipt."

Note to Schedule of Portfolio Investments (Unaudited):

Valuation of Investments

Securities traded on a U.S. national securities exchange (“USNSE”) are valued at the last reported sale price on the day the valuations are made. Securities traded primarily on the Nasdaq Stock Market (“Nasdaq”) are normally valued by the Fund at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., ET, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities that are not traded on a particular day, and securities traded in foreign and over the counter markets that are not also traded on a USNSE or Nasdaq, are valued at the mean between the last bid and asked prices. Gold and silver bullion is valued at 4:00 p.m., ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Certain of the securities in which the Fund may invest are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a bond dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when stockholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Investment Manager under the direction of and pursuant to procedures established by the Fund’s Board of Directors. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security’s valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund uses a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

Level 1 -	quoted prices in active markets for identical investments.
Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's securities:

Valuation Inputs	Investments in Securities

Level 1	$ 3,622,672
Level 2	2,579,765
Level 3	-
$ 6,202,437

Cost for Federal Income Tax Purposes

At March 31, 2009, the cost of investments for federal income tax purposes is $6,218,880 and net unrealized depreciation is $16,443, comprised of aggregate gross unrealized appreciation and depreciation of $170,211 and $186,654, respectively.

Item 2. Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Midas Perpetual Portfolio, Inc.

By: /s/ Thomas B. Winmill

Thomas B. Winmill, President

Date: June 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill

Thomas B. Winmill, President

Date: June 1, 2009

By: /s/ Thomas O'Malley

Thomas O'Malley, Chief Financial Officer

Date: June 1, 2009

EXHIBIT INDEX

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)